Other current assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other current assets [Abstract]
Content assets	€ 95	€ 187
Prepaid expenses and other	64	89
Derivative assets	9	31
Total	168	307
Content asset amortization	208	193	€ 122
Write-off of content assets	€ 29	€ 0	€ 0